PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:       PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following as of December 31, 2024 and 2023:

Details	2024	2023
Original cost: (*)
Land and buildings, including facility infrastructure	$463,564	$429,191
Machinery and equipment	4,281,817	3,977,381
	4,745,381	4,406,572
Accumulated depreciation:
Buildings, including facility infrastructure	(303,041)	(291,684)
Machinery and equipment	(3,155,718)	(2,958,959)
	(3,458,759)	(3,250,643)
	$1,286,622	$1,155,929

(*) Original cost includes ROU assets under capital lease in the amount of $153,159 and $204,230 as of December 31, 2024 and 2023, respectively. The depreciation expense of such assets amounted to $15,195 and $18,307 for the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the original cost of land, buildings, machinery and equipment was presented net of investment grants, in the aggregate amount of approximately $285,000.